THE PURISIMA FUNDS

Supplement dated April 26, 2012
to the Statement of Additional Information dated December 14, 2011

The following revisions to the Purisima Funds’ (the “Trust”) Statement of Additional Information (“SAI”) are effective immediately.

The following biographical information for Scott LeFevre Bryan Morse, and Grover Wickersham replaces the previous information in the table under “ADDITIONAL TRUST INFORMATION”; beginning on page 15 of the Trust’s SAI:

Name, Address and Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Scott LeFevre c/o The Purisima Funds 13100 Skyline Blvd. Woodside, CA 94062 (born 1957)	Trustee	Indefinite term; since 2001	Sole proprietor of LeFevre Capital Management, a registered investment adviser from 1990 to 2010.	2	None
Interested Trustees and Officers
Bryan F. Morse* c/o The Purisima Funds 13100 Skyline Blvd. Woodside, CA 94062 (born 1952)	Trustee	Indefinite term; since 1996	Sole proprietor of Bryan F. Morse, RIA, a registered investment adviser from 1990 to 2010.	2	None
Grover T. Wickersham* c/o The Purisima Funds 13100 Skyline Blvd. Woodside, CA 94062 (born 1949)	Trustee	Indefinite term; since 1996	Attorney in private practice in Palo Alto, California. Prior to entering private practice in June of 1981, served as a Branch Chief of the Los Angeles Regional Office of the U.S. Securities and Exchange Commission.	2	S&W Seed Co. (agricultural products)
*   “Interested person” of the Trust, as defined in the 1940 Act.  Mr. Morse is an “interested person” of the Trust because of certain business transactions with the Adviser.  Mr. Wickersham is an “interested person” of the Trust because he has an outside business relationship with Mr. Fisher, who is the majority shareholder of Fisher Investments, Inc. and thereby controls the Adviser, a wholly-owned subsidiary of Fisher Investments. Inc.

In addition, each instance where Jeffrey Silk’s name appears in the SAI is replaced to reflect its correct spelling: Jeffery Silk.

Please keep this Supplement with your Statement of Additional Information.